Airport Concessions - Summary of Value of Concessions (Detail) - MXN ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions		$ 8,740,044	$ 9,622,181	$ 8,778,988
MBJA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	[1]	3,163,684	3,568,964	2,974,709
MBJA [Member] | Accumulated amortization [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	[2]	(9,035,209)	(8,574,800)	(8,137,101)
MBJA [Member] | Mexican airport concessions [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions		14,483,170	14,483,170	13,820,651
NMIA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions		$ 128,399	$ 144,847	$ 120,729

[1]	The other airport concession includes translation effect for an amount of Ps.(452,218), Ps.618,373, and Ps.(421,728) as of December 31, 2023, 2024 and 2025, respectively.
[2]	Amortization includes translation effect for an amount of Ps.(21,141), Ps.(30,067) and Ps.(14,438) as of December 31, 2023, 2024 and 2025, respectively, Due to translation effects.